Components of Deferred Tax Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Excess tax benefit from share-based compensation	$ 1.3	$ 1.3
Stockholders equity increased	$ 1.3